Significant Accounting Policies - Additional information (Details) - Vacasa Holdings LLC	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) item	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts	$ 9,200,000		$ 9,200,000		$ 8,900,000	$ 3,700,000
Bad debt expense	(200,000)	$ 3,400,000	1,159,000	$ 4,646,000	6,403,000	1,272,000
Receivable from related party					700,000
Rent expense to related parties					0.0	200,000
Revenue from related parties					1,100,000	1,000,000.0
Deferred payment to seller balances	$ 16,400,000		16,400,000		8,900,000	14,100,000
Impairment charges on goodwill			$ 0		$ 0	$ 0
Number of Reporting Units | item			1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic life			10 years		10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic life			1 year		1 year